Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
The following tables summarize intangible assets as of December 31:

		2023
(in millions)	Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	5 - 20 years	$261	$(204)	$57
Intellectual property and patents	3 - 15 years	18	(11)	7
Trademarks	2 - 13 years	25	(17)	8
Total		$304	$(232)	$72

		2022
(in millions)	Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	5 - 15 years	$255	$(197)	$58
Intellectual property and patents	3 - 15 years	19	(15)	4
Non-competition agreements	3 - 5 years	1	(1)	—
Trademarks	2 - 13 years	39	(29)	10
Total		$314	$(242)	$72
The following tables summarize intangible assets:

	June 30, 2024
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$260	$(207)	$53
Intellectual property and patents	15	(10)	5
Trademarks	23	(18)	5
Total	$298	$(235)	$63

	December 31, 2023
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$261	$(204)	$57
Intellectual property and patents	18	(11)	7
Trademarks	25	(17)	8
Total	$304	$(232)	$72

Schedule of Future Amortization Expense	As of December 31, 2023, estimated future amortization expense for intangible assets is as follows:

(in millions)
2024	$14
2025	12
2026	9
2027	8
2028	7